[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

- CREDIT SUISSE
  NEW YORK MUNICIPAL FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class shares of Credit Suisse New York Municipal Fund(1) (the "Fund") returned 4.91%, vs. a gain of 5.87% for the Lehman Brothers Five-Year Municipal Bond Index.(2) The Fund's Class A shares (whose inception date is November 30, 2001) returned 5.46%(3),(4) in the 11-month period ended October 31, 2002, vs. a gain of 6.72% for the Lehman Brothers Five-Year Municipal Bond Index(2) in the same period.

   The Fund generated a positive absolute return during the fiscal year, but nonetheless did not keep pace with its Lehman Brothers benchmark. We attribute this relative underperformance to the following factors:

   - We maintained an average portfolio maturity shorter than that of the benchmark as a defensive measure. With the U.S. economy showing some signs of recovery and nominal interest rates at their lowest point since 1961, we felt a conservative stance was appropriate. Interest rates headed lower during most of the year, although they rose a bit during the month of October.

     Looking ahead, we expect continued volatility in the financial markets over the next few months and believe a defensive stance is still warranted. As we assess the overall economic environment, we will look for suitable opportunities to lengthen the portfolio's average maturity.

   - We allocated a slightly higher degree of the portfolio to New York City paper than the benchmark does, and New York City paper underperformed.

   - We occasionally kept cash reserves at levels that were somewhat higher than normal, in anticipation of purchasing securities at valuations we deemed to be more attractive.

   Several other aspects of our strategy proved to be much more effective. We held a number of securities that became prerefunded and escrowed in U.S. Treasury securities, for example, and their prices gained from the ensuing increase in their credit quality. In addition, we owned premium-structured callable issues and raised the portfolio's exposure to intermediate maturities, both of which benefited nicely in an environment of rising interest-rate volatility.

Lori A. Cohane,                                             Frank J. Biondo,
Co-Portfolio Manager                                        Co-Portfolio Manager

                                        1
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   THE FUND'S DIVIDENDS DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS
THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) COMMON CLASS SHARES AND THE LEHMAN BROS. 5 YR MUNICIPAL BOND INDEX(2) FOR TEN YEARS. (UNAUDITED)

                      CREDIT SUISSE                               LEHMAN BROS. 5 YEAR
                NEW YORK MUNICIPAL FUND(1)                          MUNICIPAL BOND
                 COMMON CLASS -- $17,369                          INDEX(2) -- $17,739
                                  $ 10,000                                   $ 10,000
11/92                             $ 10,179                                   $ 10,117
12/92                             $ 10,266                                   $ 10,195
 1/93                             $ 10,387                                   $ 10,317
 2/93                             $ 10,749                                   $ 10,575
 3/93                             $ 10,626                                   $ 10,463
 4/93                             $ 10,694                                   $ 10,525
 5/93                             $ 10,733                                   $ 10,557
 6/93                             $ 10,884                                   $ 10,708
 7/93                             $ 10,885                                   $ 10,717
 8/93                             $ 11,071                                   $ 10,872
 9/93                             $ 11,152                                   $ 10,954
10/93                             $ 11,163                                   $ 10,981
11/93                             $ 11,089                                   $ 10,926
12/93                             $ 11,279                                   $ 11,087
 1/94                             $ 11,396                                   $ 11,186
 2/94                             $ 11,207                                   $ 11,003
 3/94                             $ 10,956                                   $ 10,774
 4/94                             $ 11,049                                   $ 10,841
 5/94                             $ 11,125                                   $ 10,896
 6/94                             $ 11,136                                   $ 10,890
 7/94                             $ 11,245                                   $ 11,017
 8/94                             $ 11,297                                   $ 11,070
 9/94                             $ 11,227                                   $ 10,995
10/94                             $ 11,170                                   $ 10,923
11/94                             $ 11,089                                   $ 10,823
12/94                             $ 11,218                                   $ 10,946
 1/95                             $ 11,353                                   $ 11,082
 2/95                             $ 11,527                                   $ 11,276
 3/95                             $ 11,581                                   $ 11,391
 4/95                             $ 11,610                                   $ 11,435
 5/95                             $ 11,801                                   $ 11,675
 6/95                             $ 11,833                                   $ 11,696
 7/95                             $ 11,911                                   $ 11,839
 8/95                             $ 11,991                                   $ 11,946
 9/95                             $ 12,000                                   $ 11,976
10/95                             $ 12,091                                   $ 12,049
11/95                             $ 12,215                                   $ 12,159
12/95                             $ 12,292                                   $ 12,222
 1/96                             $ 12,385                                   $ 12,345
 2/96                             $ 12,345                                   $ 12,310
 3/96                             $ 12,282                                   $ 12,224
 4/96                             $ 12,267                                   $ 12,223
 5/96                             $ 12,289                                   $ 12,218
 6/96                             $ 12,357                                   $ 12,290
 7/96                             $ 12,487                                   $ 12,380
 8/96                             $ 12,497                                   $ 12,391
 9/96                             $ 12,602                                   $ 12,493
10/96                             $ 12,673                                   $ 12,602
11/96                             $ 12,817                                   $ 12,766
12/96                             $ 12,819                                   $ 12,742
 1/97                             $ 12,866                                   $ 12,785
 2/97                             $ 12,946                                   $ 12,879
 3/97                             $ 12,868                                   $ 12,739
 4/97                             $ 12,889                                   $ 12,793
 5/97                             $ 13,052                                   $ 12,950
 6/97                             $ 13,125                                   $ 13,056
 7/97                             $ 13,314                                   $ 13,286
 8/97                             $ 13,274                                   $ 13,218
 9/97                             $ 13,358                                   $ 13,335
10/97                             $ 13,407                                   $ 13,404
11/97                             $ 13,441                                   $ 13,446
12/97                             $ 13,567                                   $ 13,561
 1/98                             $ 13,681                                   $ 13,685
 2/98                             $ 13,686                                   $ 13,706
 3/98                             $ 13,696                                   $ 13,717
 4/98                             $ 13,613                                   $ 13,660
 5/98                             $ 13,809                                   $ 13,824
 6/98                             $ 13,870                                   $ 13,871
 7/98                             $ 13,879                                   $ 13,921
 8/98                             $ 14,076                                   $ 14,091
 9/98                             $ 14,231                                   $ 14,236
10/98                             $ 14,240                                   $ 14,277
11/98                             $ 14,275                                   $ 14,303
12/98                             $ 14,310                                   $ 14,353
 1/99                             $ 14,483                                   $ 14,504
 2/99                             $ 14,405                                   $ 14,489
 3/99                             $ 14,412                                   $ 14,502
 4/99                             $ 14,446                                   $ 14,545
 5/99                             $ 14,370                                   $ 14,486
 6/99                             $ 14,196                                   $ 14,322
 7/99                             $ 14,273                                   $ 14,411
 8/99                             $ 14,252                                   $ 14,404
 9/99                             $ 14,273                                   $ 14,457
10/99                             $ 14,211                                   $ 14,421
11/99                             $ 14,318                                   $ 14,506
12/99                             $ 14,257                                   $ 14,458
 1/00                             $ 14,211                                   $ 14,451
 2/00                             $ 14,302                                   $ 14,499
 3/00                             $ 14,501                                   $ 14,631
 4/00                             $ 14,442                                   $ 14,598
 5/00                             $ 14,398                                   $ 14,594
 6/00                             $ 14,712                                   $ 14,861
 7/00                             $ 14,869                                   $ 15,018
 8/00                             $ 15,070                                   $ 15,179
 9/00                             $ 15,020                                   $ 15,154
10/00                             $ 15,147                                   $ 15,260
11/00                             $ 15,230                                   $ 15,327
12/00                             $ 15,554                                   $ 15,566
 1/02                             $ 15,760                                   $ 15,834
 2/02                             $ 15,781                                   $ 15,916
 3/02                             $ 15,927                                   $ 16,014
 4/02                             $ 15,800                                   $ 15,926
 5/02                             $ 15,962                                   $ 16,091
 6/02                             $ 16,046                                   $ 16,183
 7/02                             $ 16,237                                   $ 16,347
 8/02                             $ 16,504                                   $ 16,568
 9/02                             $ 16,388                                   $ 16,618
10/02                             $ 16,549                                   $ 16,755
11/02                             $ 16,399                                   $ 16,622
12/02                             $ 16,298                                   $ 16,541
 1/02                             $ 16,569                                   $ 16,807
 2/02                             $ 16,772                                   $ 16,998
 3/02                             $ 16,477                                   $ 16,636
 4/02                             $ 16,762                                   $ 17,020
 5/02                             $ 16,843                                   $ 17,135
 6/02                             $ 16,990                                   $ 17,321
 7/02                             $ 17,137                                   $ 17,508
 8/02                             $ 17,316                                   $ 17,677
 9/02                             $ 17,541                                   $ 17,922
10/02                             $ 17,369                                   $ 17,739

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) CLASS A SHARES(3) AND THE LEHMAN BROS. 5 YR MUNICIPAL BOND INDEX(2) FROM INCEPTION (11/30/01). (UNAUDITED)

                       CREDIT SUISSE                              LEHMAN BROS. 5 YEAR
                NEW YORK MUNICIPAL FUND(1)                          MUNICIPAL BOND
                   CLASS A(3) -- $10,228                          INDEX(2) -- $10,672
11/01                             $  9,700                                   $ 10,000
12/01                             $  9,635                                   $  9,951
 1/02                             $  9,791                                   $ 10,111
 2/02                             $  9,897                                   $ 10,226
 3/02                             $  9,745                                   $ 10,009
 4/02                             $  9,898                                   $ 10,240
 5/02                             $  9,932                                   $ 10,308
 6/02                             $ 10,025                                   $ 10,421
 7/02                             $ 10,099                                   $ 10,533
 8/02                             $ 10,202                                   $ 10,635
 9/02                             $ 10,341                                   $ 10,782
10/02                             $ 10,228                                   $ 10,672

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                         SINCE
                                   ONE YEAR    FIVE YEAR   TEN YEAR    INCEPTION
                                   --------    ---------   ---------   ---------
Common Class                           6.99%        5.57%       5.67%    5.86%
Class A Without Sales Charge             --           --          --     6.96%(4)
Class A With Maximum
     Sales Charge                        --           --          --     3.74%(4)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                         SINCE
                                   ONE YEAR    FIVE YEAR   TEN YEAR    INCEPTION
                                   --------    ---------   ---------   ---------
Common Class                           4.91%        5.28%       5.68%    5.76%
Class A Without Sales Charge             --           --          --     5.46%(4)
Class A With Maximum
     Sales Charge                        --           --          --     2.28%(4)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was 2.28%.
(4) Returns for periods of less than one year are not annualized.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)    MATURITY      RATE%          VALUE
     -----                                                       -------------    --------    ---------     -----------
MUNICIPAL BONDS (98.2%)
NEW YORK (93.3%)
   $ 1,000  Battery Park City Authority, NY, Revenue
             Bonds, Senior Series A                               (AAA , Aa3)     11/01/08        5.000     $ 1,046,630
     2,550  Battery Park City Authority, NY, Revenue
             Bonds, Series A (Callable 11/01/03 @ 102.00)         (AAA , Aa3)     11/01/10        5.500       2,683,594
     1,200  Hempstead Town, NY, Industrial Development
             Agency, Residential Recovery, Revenue Bonds          (BBB , A3)      12/01/10        5.000       1,248,312
     1,000  Long Island Power Authority of New York,
             Electric Systems Revenue Bonds,
             (MBIA Insured) (Non-Callable)                        (AAA , Aaa)     04/01/04        5.000       1,045,190
       305  Metro Transportation Authority New York
             Transport Facility, Refunded Balanced Series C       (AAA , Aaa)     07/01/14        5.125         339,642
       695  Metro Transportation Authority New York
             Transport Facility, Series A                         (AAA , Aaa)     07/01/14        5.125         777,538
       200  Metropolitan Transit Authority, NY, Commuter
             Facilities Revenue Bonds, Series C-1
             (FGIC Insured) (Callable 7/01/07 @ $101.00)          (AAA , Aaa)     07/01/22        5.500         227,218
     1,500  Metropolitan Transit Authority, NY, Commuter
             Facilities Revenue Bonds, Series R (Non-Callable)    (AAA , Aaa)     07/01/07        5.500       1,688,190
       500  Metropolitan Transportation Authority, (AMBAC
             Insured), Commuter Facilities Revenue Bonds,
             Series E (Callable 7/01/07 @ $101.00)                (AAA , Aaa)     07/01/10        5.000         544,630
       200  Metropolitan Transportation Authority, (AMBAC
             Insured), Commuter Facilities Revenue Bonds,
             Series E (Callable 7/01/07 @ $101.00)                (AAA , Aaa)     07/01/11        5.000         218,248
       500  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series A (Non-Callable)   (AAA , Baa1)     07/01/04        5.250         529,160
     1,315  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series A (Non-Callable)   (AAA , Baa1)     07/01/05        5.000       1,417,807
     2,000  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series A (Non-Callable)   (AAA , Baa1)     07/01/07        5.250       2,229,100
     2,000  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series C-1
             (Non-Callable)                                       (AAA , Aaa)     07/01/05        6.000       2,208,040
     1,750  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series D (MBIA Insured)
             (Non-Callable)                                       (AAA , Aaa)     07/01/05        6.000       1,932,035
       600  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (FGIC Insured)          (AAA , Aaa)     04/01/13        5.600         685,662
       330  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (Non-Callable)          (AAA , Aaa)     11/15/05        5.000         358,109
     1,000  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (Non-Callable)          (AAA , Aaa)     04/01/15        5.500       1,139,840

                 See Accompanying Notes to Financial Statements.

                                        5

      PAR                                                         RATINGS+
     (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%          VALUE
     -----                                                      -------------     --------    ---------     -----------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   $ 1,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series H                             (AA+ , Aa1)      07/01/07        6.250     $ 1,151,550
     2,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series L                             (AA+ , Aa1)      07/01/04        6.000       2,138,800
     1,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series M                             (AA+ , Aa1)      07/01/08        5.500       1,126,570
       600  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series O                             (AA+ , Aa1)      07/01/06        5.250         659,766
     1,500  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series P                             (AA+ , Aa1)      07/01/08        5.000       1,651,920
     1,475  Nassau County, NY, General Obligation Unlimited,
             Series F                                           (BBB- , Baa3)     03/01/04        7.000       1,559,134
     3,000  New York City General Obligation Unlimited,
             Series A                                              (A , A2)       08/01/06        7.000       3,403,050
     1,080  New York City General Obligation Unlimited,
             Series B                                              (A , A2)       02/01/04        7.500       1,108,944
     1,050  New York City General Obligation Unlimited,
             Series D                                              (A , A2)       08/01/07        5.750       1,152,984
     1,980  New York City General Obligation Unlimited,
             Series E                                              (A , A2)       08/01/08        5.250       2,130,322
     1,000  New York City General Obligation Unlimited,
             Series F                                              (A , A2)       08/01/09        5.000       1,059,680
     1,000  New York City General Obligation Unlimited,
             Series H (Callable 3/15/11 @ $101.00)                 (A , A2)       03/15/13        5.750       1,092,130
     1,000  New York City General Obligation Unlimited,
             Series H, Subseries h-1 (Callable 8/01/04 @
             $101.50)                                              (A , A2)       08/01/08        6.000       1,081,000
     1,000  New York City General Obligation Unlimited,
             Series J (Callable 8/01/07 @ $101.00)                 (A , A2)       08/01/11        6.125       1,130,350
     1,000  New York City Industrial Development Agency,
             YMCA Greater NY Project                             (NR , Baa1)      08/01/06        6.000       1,084,520
     1,000  New York City Municipal Water Finance                 (AA , Aa2)      06/15/15        5.250       1,086,070
       465  New York City Transitional Finance Authority,
             PreRefunded Future Tax Series B                     (AA+ , Aa2)      02/01/08        5.500         522,139
       205  New York City Transitional Finance Authority,
             PreRefunded Future Tax Series B                     (AA+ , Aa2)      02/01/08        5.500         230,191
     1,000  New York City Transitional Finance Authority,
             Unrefunded Future Tax Secured Series B              (AA+ , Aa2)      02/01/29        5.250       1,094,180
       760  New York City Transitional Finance Authority,
             UnRefunded Future Tax Series B                      (AA+ , Aa2)      02/01/08        5.500         847,749
       895  New York City Transitional Finance Authority,
             UnRefunded Future Tax Series B                      (AA+ , Aa2)      02/01/08        5.500         998,337

                 See Accompanying Notes to Financial Statements.

                                        6

      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)    MATURITY      RATE%          VALUE
     -----                                                       -------------    --------    ---------     -----------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   $   300  New York City Transitional Finance Authority
             Revenue Bonds, Series B                              (AA+ , Aa2)     05/01/07        4.750     $   324,600
       200  New York State, Series C                               (AA , A2)      10/01/03        6.000         207,832
     1,020  New York State Dormitory Authority,
             Consolidated City University Systems,
             Revenue Bonds, Series A                               (AA- , A3)     07/01/05        5.700       1,112,351
       750  New York State Dormitory Authority, Court
             Facilities Lease, Revenue Bonds, Series A
             (Callable 5/15/03 @ $101.50)                           (A , A3)      05/15/13        5.625         774,487
     1,000  New York State Dormitory Authority, Lenox Hill
             Hospital Obligation Group, Revenue Bonds              (NR , A3)      07/01/09        5.250       1,079,740
     1,265  New York State Dormitory Authority, Mental Health
             Services Facilities Revenue Bonds, Series G          (AAA , Aaa)     02/15/09        5.250       1,395,763
     1,745  New York State Dormitory Authority,
             State University Dormitory Facilities, Series A
             (AMBAC Insured)                                      (AAA , Aaa)     07/01/06        5.750       1,947,978
     1,000  New York State Dormitory Authority, State
             University Educational Facilities, Revenue Bonds,
             Series B (Callable 5/15/08 @ $101.00)                 (AA- , A3)     05/15/09        5.250       1,100,110
       350  New York State Dormitory Authority, Unrefunded
             Balance Revenue Bonds, Series B                       (AA- , A3)     02/15/07        6.000         390,674
       250  New York State Housing Finance Agency,
             New York City Health Facilities, Revenue Bonds,
             Series A                                               (A , A3)      11/01/06        6.000         277,723
     1,125  New York State Local Government Assistance Corp.,
             Revenue Bonds, Series A                              (AAA , Aaa)     04/01/06        6.000       1,256,872
     1,000  New York State Local Government Assistance Corp.,
             Revenue Bonds, Series A                               (AA- , A1)     04/01/07        6.000       1,131,830
     3,000  New York State Medical Care Facilities Finance
             Agency, Hospital & Nursing Home Insured 1995A,
             Revenue Bonds, (Callable 2/15/05 @ $102.00)           (AAA , NR)     02/15/28        6.200       3,248,760
       100  New York State Power Authority, General Purpose
             Revenue Bonds                                        (AAA , Aaa)     01/01/18        7.000         122,542
     3,000  New York State Thruway Authority, Highway &
             Bridge Revenue Bonds, Series A (Non-Callable)        (AAA , Aaa)     01/01/04        6.000       3,147,420
     1,000  New York State Urban Development Corp.,
             Correctional Capital Facilites Revenue Bonds,
             Series 4                                              (AA- , A3)     01/01/04        5.200       1,036,750
     1,000  New York State Urban Development Corp.,
             Correctional Capital Revenue Bonds, Series A,
             (AMBAC-TCRS Insured)                                 (AAA , Aaa)     01/01/06        5.400       1,091,400

                 See Accompanying Notes to Financial Statements.

                                        7

      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)    MATURITY      RATE%          VALUE
     -----                                                       -------------    --------    ---------     ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONCLUDED)
   $ 1,000  New York State Urban Development Corp.,
             Correctional Facilities Service Contract Revenue
             Bonds, Series C (Callable 1/01/09 @ $101.00)         (AAA , Aaa)     01/01/13        6.000     $  1,133,990
     1,000  New York State Urban Development Corp., State
             Facilities Revenue Bonds                              (AA- , A3)     04/01/11        5.750        1,129,320
       500  Port Authority NY & NJ, Revenue Bonds,
             Consolidated 80th Series                              (AA- , A1)     08/01/03        5.800          514,975
     1,000  Port Authority NY & NJ, Revenue Bonds,
             Consolidated 82nd Series (Prerefunded
             8/01/2002 @ $101.00)                                  (AA- , A1)     08/01/13        5.625        1,018,300
     1,750  Port Authority NY & NJ, Revenue Bonds,
             Consolidated Series 124                               (AA- , A1)     08/01/07        5.000        1,901,042
     1,000  Rockland County New York,
             (Callable 10/15/09 @ $100.00)                         (AA- , A1)     10/15/14        5.500        1,100,290
     1,000  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series A                              (AA- , Aa3)     01/01/07        5.500        1,114,330
     1,420  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series A
             (Callable 1/01/09 @ $101.00)                         (AA- , Aa3)     01/01/18        5.125        1,596,549
     1,000  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series B                              (AA- , Aa3)     01/01/09        5.500        1,132,910
     1,000  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series Y                              (AA- , Aa3)     01/01/06        5.800        1,107,520
                                                                                                            ------------
TOTAL NEW YORK (Cost $74,466,233)                                                                             78,024,389
                                                                                                            ------------
PUERTO RICO (4.9%)
     1,000  Puerto Rico Commonwealth Aqueduct & Sewer
             Authority, Revenue Bonds (MBIA Insured)              (AAA , Aaa)     07/01/07        6.000        1,149,560
     1,775  Puerto Rico Commonwealth Highway &
             Transportation Authority, Revenue Bonds
             Series F                                              (A , Baa1)     07/01/04        5.000        1,863,324
       785  Puerto Rico Public Buildings Authority, Government
             Facilities Revenue Bonds, Series C                   (A- , Baa1)     07/01/05        5.000          841,371
       200  University of Puerto Rico, Revenue Bonds, Series M
             (MBIA Insured) (Callable 6/01/05 @ $101.50)          (AAA , Aaa)     06/01/15        5.500          215,684
                                                                                                            ------------
TOTAL PUERTO RICO (Cost $3,916,362)                                                                            4,069,939
                                                                                                            ------------
TOTAL MUNICIPAL BONDS (Cost $78,382,595)                                                                      82,094,328
                                                                                                            ------------

    NUMBER OF
     SHARES
    ---------
SHORT-TERM INVESTMENT (0.4%)
   321,444  Blackrock Provident New York Money Fund (Cost $321,444)                                              321,444
                                                                                                            ------------
TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $78,704,039)                                                         82,415,772
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                                                                   1,158,831
                                                                                                            ------------
NET ASSETS (100.0%)                                                                                         $ 83,574,603
                                                                                                            ============

----------
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors
  Service, Inc. are unaudited.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $78,704,039)                          $ 82,415,772
    Interest receivable                                                 1,211,152
    Receivable for fund shares sold                                        23,568
    Receivable from investment adviser                                      2,943
    Prepaid expenses and other assets                                      18,429
                                                                     ------------
      Total Assets                                                     83,671,864
                                                                     ------------

LIABILITIES
    Administrative services fee payable                                    15,846
    Distribution fee payable                                                   28
    Trustees' fee payable                                                   2,282
    Dividend payable                                                       26,929
    Payable for fund shares redeemed                                       22,060
    Other accrued expenses payable                                         30,116
                                                                     ------------
      Total Liabilities                                                    97,261
                                                                     ------------

NET ASSETS
    Capital stock, $0.001 par value                                         7,734
    Paid-in capital                                                    78,456,522
    Accumulated net realized gain on investments                        1,398,614
    Net unrealized appreciation from investments                        3,711,733
                                                                     ------------
      Net Assets                                                     $ 83,574,603
                                                                     ============

COMMON SHARES
    Net assets                                                       $ 83,434,238
    Shares outstanding                                                  7,720,760
                                                                     ------------
    Net asset value, offering price and redemption price per share   $      10.81
                                                                     ============

A SHARES
    Net assets                                                       $    140,365
    Shares outstanding                                                     12,983
                                                                     ------------
    Net asset value and redemption price per share                   $      10.81
                                                                     ============
    Maximum offering price per share
      (net asset value/(1-3.00%))                                    $      11.14
                                                                     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Interest                                                         $  3,981,448
    Dividends                                                              33,741
                                                                     ------------
      Total investment income                                           4,015,189
                                                                     ------------

EXPENSES
    Investment advisory fees                                              383,934
    Administrative services fees                                          174,080
    Distribution fees                                                          78
    Printing fees                                                          55,378
    Legal fees                                                             52,904
    Registration fees                                                      49,513
    Transfer agent fees                                                    45,952
    Audit fees                                                             15,975
    Trustees' fees                                                         15,004
    Custodian fees                                                         11,249
    Insurance expense                                                       5,345
    Interest expense                                                        1,625
    Miscellaneous expense                                                   6,069
                                                                     ------------
      Total expenses                                                      817,106
    Less: fees waived                                                    (241,130)
                                                                     ------------
      Net expenses                                                        575,976
                                                                     ------------
       Net investment income                                            3,439,213
                                                                     ------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                  1,404,525
    Net change in unrealized appreciation (depreciation) from
     investments                                                         (530,357)
                                                                     ------------
    Net realized and unrealized gain from investments                     874,168
                                                                     ------------
    Net increase in net assets resulting from operations             $  4,313,381
                                                                     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR        FOR THE YEAR
                                                                  ENDED               ENDED
                                                             OCTOBER 31, 2002    OCTOBER 31, 2001
                                                             ----------------    ----------------
FROM OPERATIONS
  Net investment income                                        $   3,439,213       $   3,808,897
  Net realized gain on investments                                 1,404,525           1,283,200
  Net change in unrealized appreciation (depreciation)
   from investments                                                 (530,357)          2,949,949
                                                               -------------       -------------
    Net increase in net assets resulting from operations           4,313,381           8,042,046
                                                               -------------       -------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                           (3,438,226)         (3,808,897)
    Class A shares                                                      (987)                 --
  Distributions from net realized gains
    Common Class shares                                             (627,756)                 --
    Class A shares                                                        (7)                 --
                                                               -------------       -------------
    Net decrease in net assets from dividends and
     distributions                                                (4,066,976)         (3,808,897)
                                                               -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                    46,489,121          63,473,596
  Reinvestment of dividends and distributions                      3,582,449           3,280,888
  Net asset value of shares redeemed                             (80,114,680)        (32,564,056)
                                                               -------------       -------------
    Net increase (decrease) in net assets from
     capital share transactions                                  (30,043,110)         34,190,428
                                                               -------------       -------------
  Net increase (decrease) in net assets                          (29,796,705)         38,423,577

NET ASSETS
  Beginning of year                                              113,371,308          74,947,731
                                                               -------------       -------------
  End of year                                                  $  83,574,603       $ 113,371,308
                                                               =============       =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------
                                                    2002           2001            2000            1999            1998
                                                -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period          $     10.74     $     10.24     $     10.04     $     10.54     $     10.35
                                                -----------     -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS
  Net investment income                                0.38(1)         0.43            0.44            0.42            0.44
  Net gain (loss) on investments
    (both realized and unrealized)                     0.13            0.50            0.20           (0.44)           0.19
                                                -----------     -----------     -----------     -----------     -----------
      Total from investment operations                 0.51            0.93            0.64           (0.02)           0.63
                                                -----------     -----------     -----------     -----------     -----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (0.38)          (0.43)          (0.44)          (0.42)          (0.44)
  Distributions from net realized gains               (0.06)             --              --           (0.06)             --
                                                -----------     -----------     -----------     -----------     -----------
      Total dividends and distributions               (0.44)          (0.43)          (0.44)          (0.48)          (0.44)
                                                -----------     -----------     -----------     -----------     -----------

NET ASSET VALUE, END OF PERIOD                  $     10.81     $     10.74     $     10.24     $     10.04     $     10.54
                                                ===========     ===========     ===========     ===========     ===========
      Total return(2)                                  4.91%           9.20%           6.54%          (0.26)%          6.24%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $    83,434     $   113,371     $    74,948     $    83,934     $   106,922
    Ratio of expenses to average net assets            0.60%           0.60%(3)        0.62%(3)        0.61%(3)        0.60%(3)
    Ratio of net investment income to average
      net assets                                       3.58%           4.03%           4.37%           4.03%           4.24%
    Decrease reflected in above operating
      expense ratios due to waivers                    0.25%           0.16%           0.11%           0.10%           0.07%
  Portfolio turnover rate                                34%             51%             29%             55%             37%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .60% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                          FOR THE
                                                                        PERIOD ENDED
                                                                     OCTOBER 31, 2002(1)
                                                                     -------------------
PER SHARE DATA
  Net asset value, beginning of period                                    $    10.61
                                                                          ----------

INVESTMENT OPERATIONS
  Net investment income                                                         0.31(2)
  Net gain on investments (both realized and unrealized)                        0.26
                                                                          ----------
      Total from investment operations                                          0.57
                                                                          ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                         (0.31)
  Distributions from net realized gains                                        (0.06)
                                                                          ----------
      Total dividends and distributions                                        (0.37)
                                                                          ----------
NET ASSET VALUE, END OF PERIOD                                            $    10.81
                                                                          ==========
      Total return                                                              5.46%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                $      140
    Ratio of expenses to average net assets                                     0.85%(4)
    Ratio of net investment income to average net assets                        3.21%(4)
    Decrease reflected in above operating expense ratios due to waivers         0.36%(4)
  Portfolio turnover rate                                                         34%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse New York Municipal Fund, (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from federal, New York State and New York City personal income taxes to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1998.

   The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Common Class shares are not subject to distribution fees. Class A shares are sold subject to a front-end sales charge of up to 3.00% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. For the period November 30, 2001 (inception date) through February 26, 2002 the Class A shares were sold with a front-end sales charge of up to 4.75%. Effective February 27, 2002, the front-end sales charge was reduced from 4.75% to 3.00%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Fund's securities lending agent. CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   I) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York state and New York City personal income taxes. A portion of income may be subject to state and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..40% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $383,934 and $241,130, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $95,983.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $150 million                    .07% of average daily net assets
           Next $150 million                     .06% of average daily net assets
           Over $300 million                     .05% of average daily net assets

   For the period November 1, 2001 through July 31, 2002, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were $56,738.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                      .050% of average daily net assets
           Next $5 billion                       .035% of average daily net assets
           Over $10 billion                      .020% of average daily net assets

   For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $21,359.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Class A shares. For the year ended October 31, 2002, distribution fees earned by CSAMSI were $78.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAMSI. CSAMSI is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAMSI $18,373, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $474 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $19,677 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility.

During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           -------------        ----------------          ----------------
             $ 993,333               2.351%                  $ 1,131,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $31,419,787 and $64,300,016, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares and an unlimited number of shares are classified as the Class A shares. Transactions in capital shares for each class were as follows:

                                                        COMMON CLASS
                                    -------------------------------------------------------
                                                     FOR THE YEAR ENDED
                                    -------------------------------------------------------
                                         OCTOBER 31, 2002            OCTOBER 31, 2001
                                    -------------------------------------------------------
                                      SHARES         VALUE          SHARES        VALUE
                                    ----------   -------------    ----------   ------------
Shares sold                          4,296,791   $  45,999,534     6,006,018   $ 63,473,596
Shares issued in reinvestment
  of dividends and distributions       337,029       3,581,710       310,431      3,280,888
Shares redeemed                     (7,469,943)    (79,767,013)   (3,076,044)   (32,564,056)
                                    ----------   -------------    ----------   ------------
Net increase (decrease)             (2,836,123)  $ (30,185,769)    3,240,445   $ 34,190,428
                                    ==========   =============    ==========   ============

                                              CLASS A
                                    --------------------------
                                        FOR THE PERIOD ENDED
                                         OCTOBER 31, 2002(1)
                                    --------------------------
                                      SHARES         VALUE
                                    ----------   -------------
Shares sold                             45,776   $     489,587
Shares issued in reinvestment
  of dividends and distributions            68             739
Shares redeemed                        (32,861)       (347,667)
                                    ----------   -------------
Net increase                            12,983   $     142,659
                                    ==========   =============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each Class of the Fund were as follows:

                                    NUMBER OF          APPROXIMATE PERCENTAGE
                                   SHAREHOLDERS        OF OUTSTANDING SHARES
                                   ------------        ----------------------
           Common Class                 2                        47%
           Class A                      4                        96%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, for the Fund was as follows:

                       TAX-EXEMPT INCOME            LONG-TERM CAPITAL GAIN
                       -----------------            ----------------------
                      2002           2001          2002                2001
                      ----           ----          ----                ----
                  $ 3,439,213    $ 3,808,897    $ 627,763              $ 0

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

           Undistributed ordinary income              $    26,929
           Accumulated realized gain                    1,398,614
           Unrealized appreciation                      3,711,733
                                                      -----------
                                                      $ 5,137,276
                                                      ===========

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $78,704,039, $3,739,616, $(27,883) and $3,711,733, respectively.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse New York Municipal Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse New York Municipal Fund (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                              TERM                                      NUMBER OF
                                              OF OFFICE(1)                              PORTFOLIOS IN
                                              AND                                       FUND
                                 POSITION(S)  LENGTH           PRINCIPAL                COMPLEX           OTHER
                                 HELD WITH    OF TIME          OCCUPATION(S) DURING     OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE          FUNDS        SERVED           PAST FIVE YEARS          TRUSTEE           HELD BY TRUSTEE
  ---------------------          -----------  ------------     --------------------     --------------    ---------------
  INDEPENDENT TRUSTEES

  Richard H. Francis             Trustee and  Since            Currently retired;       53                Director of
  c/o Credit Suisse Asset        Audit        1999             Executive Vice                             The Indonesia
  Management, LLC                Committee                     President and                              Fund, Inc.
  466 Lexington Avenue           Member                        Chief Financial
  New York, New York                                           Officer of Pan Am
  10017-3147                                                   Corporation and
                                                               Pan American
  Age: 70                                                      World Airways,
                                                               Inc. from 1988 to
                                                               1991

  Jack W. Fritz                  Trustee and  Since            Private investor;        52                Director of
  2425 North Fish Creek Road     Audit        Fund             Consultant and                             Advo, Inc.
  P.O. Box 1287                  Committee    Inception        Director of Fritz                          (direct mail
  Wilson, Wyoming 83014          Member                        Broadcasting, Inc.                         advertising)
                                                               and Fritz
  Age: 75                                                      Communications
                                                               (developers and
                                                               operators of radio
                                                               stations) since
                                                               1987

  Jeffrey E. Garten              Trustee and  Since            Dean of Yale             52                Director of
  Box 208200                     Audit        Fund             School of                                  Aetna, Inc.;
  New Haven, Connecticut         Committee    Inception        Management and                             Director of
  06520-8200                     Member                        William S. Beinecke                        Calpine Energy
                                                               Professor in the                           Corporation
  Age: 56                                                      Practice of                                Director of
                                                               International                              CarMax Group
                                                               Trade and Finance;                         (used car
                                                               Undersecretary of                          dealers)
                                                               Commerce for
                                                               International Trade
                                                               from November 1993
                                                               to October 1995;
                                                               Professor at
                                                               Columbia University
                                                               from September
                                                               1992 to November
                                                               1993

----------
  (1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       22

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                                 POSITION(S)  LENGTH           PRINCIPAL                  COMPLEX           OTHER
                                 HELD WITH    OF TIME          OCCUPATION(S) DURING       OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE          FUNDS        SERVED           PAST FIVE YEARS            TRUSTEE           HELD BY TRUSTEE
  ---------------------          -----------  ------------     --------------------       --------------    ---------------
  INDEPENDENT TRUSTEES--
  (CONTINUED)

  Peter F. Krogh                 Trustee and  Since            Dean Emeritus and          52                Member of
  301 ICC                        Audit        2001             Distinguished Professor                      Board
  Georgetown University          Committee                     of International Affairs                     of The Carlisle
  Washington, DC 20057           Member                        at the Edmund A. Walsh                       Companies Inc.;
                                                               School of Foreign                            Member of
  Age: 65                                                      Service, Georgetown                          Selection
                                                               University; Moderator of                     Committee
                                                               PBS Foreign affairs                          for Truman
                                                               television Series                            Scholars and
                                                                                                            Henry Luce
                                                                                                            Scholars;
                                                                                                            Senior
                                                                                                            Associate of
                                                                                                            Center for
                                                                                                            Strategic and
                                                                                                            International
                                                                                                            Studies;
                                                                                                            Trustee of
                                                                                                            numerous world
                                                                                                            affairs
                                                                                                            organizations

  James S. Pasman, Jr.           Trustee and  Since            Currently retired;         54                Director of
  c/o Credit Suisse Asset        Audit        1999             President and Chief                          Education
  Management, LLC                Committee                     Operating Officer of                         Management
  466 Lexington Avenue           Member                        National InterGroup,                         Corp.; Director
  New York, New York                                           Inc. (holding company)                       of Credit
  10017-3147                                                   from April 1989                              Suisse Asset
                                                               to March 1991;                               Management
  Age: 71                                                      Chairman of Permian                          Income Fund,
                                                               Oil Co. from April 1989                      Inc.; Trustee of
                                                               to March 1991                                Credit Suisse
                                                                                                            High Yield Bond
                                                                                                            Fund;

                                       23

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                                 POSITION(S)  LENGTH           PRINCIPAL                  COMPLEX           OTHER
                                 HELD WITH    OF TIME          OCCUPATION(S) DURING       OVERSEEN BY       DIRECTORSHIPS
  NAME, ADDRESS AND AGE          FUNDS        SERVED           PAST FIVE YEARS            TRUSTEE           HELD BY TRUSTEE
  ---------------------          -----------  ------------     --------------------       --------------    ------------------
  INDEPENDENT TRUSTEES--
  (CONTINUED)

  Steven N. Rappaport            Trustee and  Since            Partner of Lehigh          53                Director of
  Lehigh Court, LLC.             Audit        1999             Court, LLC since July                        The First Israel
  40 East 52nd Street            Committee                     2002; President of                           Fund, Inc.
  New York, New York             Chairman                      Sunguard Securties
  10022                                                        Finance, Inc. from 2001
                                                               to July 2002; President
                                                               of Loanet, Inc. (on-line
  Age: 54                                                      accounting service) from
                                                               1995 to 2001;Director,
                                                               President, North
                                                               American Operations,
                                                               and former Executive
                                                               Vice President from
                                                               1992 to 1993 of
                                                               Worldwide Operations
                                                               of Metallurg Inc.
                                                               (manufacturer of
                                                               specialty metals and
                                                               alloys); Executive Vice
                                                               President, Telerate, Inc.
                                                               (provider of real-time
                                                               information to the
                                                               capital markets) from
                                                               1987 to 1992; Partner
                                                               in the law firm of
                                                               Hartman & Craven until
                                                               1987
  INTERESTED TRUSTEE

  William W. Priest(2)           Trustee      Since            Senior Partner and         59                Director of The
  Steinberg Priest & Sloane                   1999             Fund Manager,                                Brazilian Equity
  Capital Management                                           Steinberg Priest &                           Fund, Inc.; The
  12 East 49th Street                                          Sloan Capital                                Chile Fund, Inc.;
  12th Floor                                                   Management since                             The Emerging
  New York, New York                                           March 2001; Chairman                         Markets Tele-
  10017                                                        and Managing Director                        communications
                                                               of CSAM from 2000 to                         Fund, Inc.; The
  Age: 61                                                      February 2001, Chief                         First Israel Fund,
                                                               Executive Officer and                        Inc.; The Latin
                                                               Managing Director of                         American Equity
                                                               CSAM from 1990 to 2000                       Fund, Inc.; The
                                                                                                            Indonesia Fund,
                                                                                                            Inc.; and Credit
                                                                                                            Suisse Asset
                                                                                                            Management
                                                                                                            Income Fund,
                                                                                                            Inc.

----------
  (2) Mr. Priest is a Trustee who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February
      2001.

                                       24

                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                 POSITION(S)      LENGTH
                                 HELD WITH        OF TIME
  NAME, ADDRESS AND AGE          FUNDS            SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ---------------------          -----------      -----------      ----------------------------------------------
  OFFICERS

  Laurence R. Smith              Chairman         Since            Managing Director and Global Chief Investment Officer
  Credit Suisse Asset                             2002             of CSAM; Associated with JP Morgan Investment
  Management, LLC                                                  Management from 1981 to 1999; officer of other Credit
  466 Lexington Avenue                                             Suisse Funds.
  New York, New York
  10017-3147

  Age: 44

  Hal Liebes, Esq.               Vice President   Since            Managing Director and Global General Counsel of CSAM;
  Credit Suisse Asset            and Secretary    1999             Associated with Lehman Brothers, Inc. from 1996
  Management, LLC                                                  to 1997; Associated with CSAM from 1995 to 1996;
  466 Lexington Avenue                                             Associated with CS First Boston Investment
  New York, New York                                               Management from 1994 to 1995; Associated with
  10017-3147                                                       Division of Enforcement, U.S. Securities and
                                                                   Exchange Commission from 1991 to 1994;
  Age: 38                                                          officer of other Credit Suisse Funds.

  Michael A. Pignataro           Treasurer and    Since            Director and Director of Fund Administration of CSAM;
  Credit Suisse Asset            Chief Financial  1999             Associated with CSAM since 1984; officer of other Credit
  Management, LLC                Officer                           Suisse Funds.
  466 Lexington Avenue
  New York, New York
  10017-3147

  Age: 43

  Gregory N. Bressler, Esq.      Assistant        Since            Vice President and Legal Counsel of CSAM since
  Credit Suisse Asset            Secretary        2000             January 2000; Associated with the law firm of Swidler
  Management, LLC                                                  Berlin Shereff Friedman LLP from 1996 to 2000;
  466 Lexington Avenue                                             officer of other Credit Suisse Funds.
  New York, New York
  10017-3147

  Age: 36

  Kimiko T. Fields, Esq.         Assistant        Since            Assistant Vice President and Legal Counsel of CSAM since
  Credit Suisse Asset            Secretary        2002             December 2000; Assistant Vice President, Institutional
  Management, LLC                                                  Marketing Department, CSAM, from January 2000 to
  466 Lexington Avenue                                             December 2000; Marketing Associate, International Equity
  New York, New York                                               Department, Warburg Pincus Asset Management, Inc. from
  10017-3147                                                       January 1998 to January 2000; self-employed author
                                                                   and consultant, from January 1996 to December 1997;
  Age: 38                                                          officer of other Credit Suisse Funds.

                                       25

                                                  TERM
                                                  OF OFFICE(1)
                                                  AND
                                 POSITION(S)      LENGTH
                                 HELD WITH        OF TIME
  NAME, ADDRESS AND AGE          FUNDS            SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ---------------------          -----------      -----------      ----------------------------------------------
  OFFICERS--(CONTINUED)

  Rocco A. Del Guercio           Assistant        Since            Vice President and Administrative Officer of CSAM;
  Credit Suisse Asset            Treasurer        1999             Associated with CSAM since June 1996; Assistant
  Management, LLC                                                  Treasurer, Bankers Trust Co. -- Fund Administration
  466 Lexington Avenue                                             from March 1994 to June 1996; Mutual Fund
  New York, New York                                               Accounting Supervisor, Dreyfus Corporation from
  10017-3147                                                       April 1987 to March 1994; officer of other Credit
                                                                   Suisse Funds.
  Age: 39

  Joseph Parascondola            Assistant        Since            Assistant Vice President -- Fund Administration of
  Credit Suisse Asset            Treasurer        2000             CSAM since April 2000; Assistant Vice President,
  Management, LLC                                                  Deutsche Asset Management from January 1999 to
  466 Lexington Avenue                                             April 2000; Assistant Vice President, Weiss, Peck & Greer
  New York, New York                                               LLC from November 1995 to December 1998; officer of
  10017-3147                                                       other Credit Suisse Funds.

  Age: 39

  Robert M. Rizza                Assistant        Since            Assistant Vice President of CSAM since January 2001;
  Credit Suisse Asset            Treasurer        2002             Administrative Officer of CSAM from March 1998 to
  Management, LLC                                                  December 2000; Assistant Treasurer of Bankers Trust Co.
  466 Lexington Avenue                                             from April 1994 to March 1998; officer of other Credit
  New York, New York                                               Suisse Funds.
  10017-3147

  Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2002, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.92%.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2002, the Fund declared dividends of $627,763 that were designated as 20% long-term capital gains dividends.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended October 31, 2002, (the end of the fiscal year), 100% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2003, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2002. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSNYA-2-1002